GENERAL	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1:-	GENERAL

a.	Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC") is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is located in Kibbutz Glil-Yam, Israel.

The Company and its subsidiaries (collectively: the "Group"), operate in geographical reporting segments (Note 8). Most of the Group’s revenues are generated from sales of medical cannabis products to customers in Israel. The remaining revenues are generated from sales of medical cannabis, as well as other products, to customers in Germany.

In Israel, IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which held a cultivation license to breed, grow and supply medical cannabis products in Israel under the regulations of medical cannabis by the Israeli Ministry of Health through its Israel Medical Cannabis Agency ("IMCA") until July 2022. In July 2022 Focus closed its cultivation facility and received an IMCA license which allows it to import cannabis products and proceed with its supply activity. All of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA.

During 2021, IMCC also entered into the field of retail medical cannabis and other pharma products in Israel through the acquisition of several pharmacies and trade houses specializes in medical cannabis, including the pharmacies of Revoly Trading and Marketing Ltd. ("Vironna"), R.A. Yarok Pharm Ltd. and Oranim Plus Pharm Ltd. ("Oranim"), and the trade houses of Panaxia and Rosen High Way Ltd.

In Europe, IMCC operates through Adjupharm GmbH ("Adjupharm"), a German-based subsidiary acquired by IMC Holdings Ltd. ("IMC Holdings") on March 15, 2019. Adjupharm is an EU-GMP certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import/export capability with requisite permits.

In Canada, IMCC actively operated until recently through Trichome Financial Corp. and its wholly-owned subsidiaries Trichome JWC Acquisition Corp. (“TJAC”) and MYM Nutraceuticals Inc. (“MYM“) (collectively: "Trichome" or the "Canadian entities"). The Canadian entities are federally licensed producers of cannabis products in the adult-use recreational cannabis market in Canada. IMCC has exited its operations in Canada, and deconsolidated Trichome on November 7, 2022, pursuant to IFRS.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

Panaxia Transaction Update:

On February 13, 2023, the Company announced that it reached an agreement, together with Panaxia, to terminate the option that the Company had, under the Panaxia Transaction, to acquire a pharmacy licensed to dispense and sell medical cannabis to patients, for no additional consideration. Under the agreement, the Company will not be required to make the fifth installment of approximately $262 of Common Shares owed by the Company to Panaxia under the Panaxia Transaction and will receive an agreed compensation amount of approximately $95 from Panaxia to be paid by Panaxia in services and cannabis inflorescence in accordance with the terms as agreed by the parties.

As of June 30, 2024, the amount was not received and accrued for bad debt.

Liquidity and capital resources - going concern:

As of June 30, 2024, the Group's cash and cash equivalents totaled $700, the Group's working capital (current assets less current liabilities) amounted to $(10,461) and the Group’s accumulated loss deficit amounted to $258,478. In the six months ended June 30, 2024, the Group had an operating loss of ($8,499) and cash flows from operating activities of $368.

The Group’s current operating budget includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, including cost saving plans. In 2023 The Company’s board of directors approved a cost saving plan, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consisted cost reduction due to efficiencies and synergies, included mainly the following steps: discontinued operations of loss-making activities, reduction in payroll and headcount, reduction in compensation paid to key management personnel (including layoffs of key executives), operational efficiencies and reduced capital expenditures. Those actions saves costs in 2024 and the company will continue its efforts for efficiency operations.

Despite the cost savings plan and restructuring as described above, the projected cash flows for 2024 indicate that it is uncertain that the Group will generate sufficient funds to continue its operations and meet its obligations as they become due. The Group continues to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and or financing will be available to the Group, and even if available, whether it will be on terms acceptable to the Group or in amounts required.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.

Financial Statement Condensed format and Figure disclosure

These financial statements have been prepared in a condensed format as of June 30, 2024, and for the six months then ended (the "interim condensed consolidated financial statements"). These financial statements should be read in conjunction with the Company's annual financial statements as of December 31, 2023, and for the year then ended and accompanying notes (the "annual consolidated financial statements").

The figures disclosed here for the three months ended June 30, 2023, encompass updates and adjustments made during Q2 2023 to the Company’s previously filed unaudited interim financial statements. The adjustments and updates were immaterial.

Debt Settlement with L5 Capital

On May 8th, 2023, the Company announced that on May 5th, 2023, it has closed the securities for debt settlement transaction with L5 Capital (the “Debt Settlement”). Pursuant to the Debt Settlement, the Company settled outstanding indebtedness of $838,776 (approximately US$615,615) through issuing 492,492 Units at a price of US$1.25 per Unit. Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance. All securities issued are subject to a statutory hold period of four months and one day from the date of issuance in accordance with applicable Canadian securities legislation.

Discontinue operations and Canadian entities CCAA:

On November 7, 2022, in connection with the Company’s efforts to achieve operational efficiencies, the Company announced that it is pivoting its focus and resources on growth in its highest value markets in Israel and Germany while also commencing its exit from the Canadian cannabis market as part of the Canadian Restructuring.

The Canadian operations are held through the Canadian entities and being orderly wound-down under CCAA pursuant to an initial order of the Court issued on November 7, 2022 (as amended and restated by an order made by the Court on November 17, 2022, the “Initial Order”). The Initial Order includes a broad stay (as extended from time to time, the “Stay”) of all proceedings against the Canadian entities and its assets. Pursuant to the Initial Order, KSV Restructuring Inc. was appointed as monitor (the “Monitor”) in the CCAA Proceedings.

On January 9, 2023, the Court issued an order in the CCAA Proceedings in respect of a motion brought by the Canadian entities to approve, among other things: a sale and investment solicitation process (the “SISP”) in respect of the business and assets of the Canadian entities; and a stalking horse share purchase agreement (the “Stalking Horse Purchase Agreement”) between the Canadian entities and L5 Capital Inc. (“L5”), a company wholly-owned and controlled by the executive chairman and a director of the Company, dated December 12, 2022. The SISP established a process to solicit interest for investments in, or the sale of any or all of the Canadian entities' business and assets.

On February 22, 2023, the Monitor issued a report (the “Monitor’s Third Report”) in the CCAA Proceedings advising, among other things, that (i) no qualified bids were received pursuant to the SISP, (ii) L5 informed the Canadian entities that it would not be completing the transaction contemplated by the Stalking Horse Purchase Agreement and, as a result, the Canadian entities terminated the Stalking Horse Purchase Agreement, and (iii) the Monitor continues to market for sale the Canadian entities’ business and assets, including the brands and other intellectual property owned by the Canadian entities.

Pursuant to an order of the Court made on April 6 ,2023 in the CCAA Proceedings (the “Reverse Vesting Order”), the Court approved a share purchase agreement (the “Share Purchase Agreement”) dated March 28, 2023 among Trichome Financial Corp. (“Trichome” or the “Vendor”), 1000370759 Ontario Inc. (the “Purchaser”), Trichome JWC Acquisition Corp. (“TJAC”), Trichome Retail Corp. (“TRC”), MYM Nutraceuticals Inc. (“MYM”), MYM International Brands Inc. (“MYMB”) and Highland Grow Inc. (“Highland”, and collectively with TJAC, TRC, MYM and MYMB, the “Purchased Entities”). The Purchased Entities and its business and operations were sold to a party that is not related to the Company, for a purchase price of $3,375 along with certain deferred consideration. Thus, the Company has exited operations in Canada. The Company has neither received nor is entitled to any portion of the proceeds from the Share Purchase Agreement.

On September 14, 2023, a CCAA Termination Order was granted by the Honorable Justice Osborne (upon service on the Service List of an executed certificate and the above CCAA Proceedings under the Companies Creditors’ Arrangement Act and the Stay Period were terminated without any further act or formality. On September 29th, 2023, Trichome Financial Corp. filed (or was deemed to have filed) an assignment (or a bankruptcy order was made against Trichome Financial Corp.), and Goldhar & Associates Ltd., was appointed as trustee of the estate of the bankrupt by the official receiver (or the Court). The first meeting of creditors of the bankrupt was held on October 17th, 2023.

As a direct or indirect shareholder of the entities that make up the Trichome Group, the Company is subject to the priorities of other stakeholders in the CCAA proceedings and will likely realize no return in the restructure of the Trichome Group business.

Telekana Agreement

On November 29, 2022, IMC signed on a convertible loan agreement with Telekana Ltd. (“Telekana”), a Pharmacy for sell of medical Cannabis accordingly IMC will loan a total of $611. The loan will be converted to 1,040 shares representing 51% of the total common share of Telekana, at the earlier of the following events; (i) Telekana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC sole decision to convert. The permit was received on November 13, 2023.

For the years ended December 31, 2023, 2022, IMC recognized a revaluation gain (loss) from remeasurement of the loan.

As of June 30, 2024, IMC did not receive the Israeli Ministry of Health approval for the conversion yet.

Restructuring:

On April 6, 2022, Focus closed the "Sde Avraham", cultivation facility in Israel, resulting restructuring expenses related to impairment of property, plant and equipment, biological assets and right of use asset and liabilities, in the total amount of $4,383.

On March 8, 2023, the Company announced its strategy plan in Israel in order to strengthen its focus on core activities and drive efficiencies to realize sustainable profitability. The Company reduced its workforce in Israel across all functions (including executives). All actions associated with the workforce reduction were completed by mid-2023, subject to applicable Israeli law. Therefore, the Company recorded restructuring expenses for the twelve months ended December 31, 2023 related mainly to salaries to employees in the amount of $617

On June 30, 2023, the entity responsible for operating the Israeli medical cannabis distribution licensed center that was acquired within the Panaxia Transaction, ceased its operations at the licensed trading house located in Lod, Israel. Consequently, the Company transitioned the operation that was conducted through IMC Pharma to third-party entities and to its own trading house currently being operated by Rosen High Way.

Kadimastem Ltd. Preliminary Term Sheet Termination:

On February 13, 2024 the Company entered into a non-binding term sheet and a Loan Agreement, with Israel-based Kadimastem Ltd, a clinical cell therapy public company traded on the Tel Aviv Stock Exchange under the symbol (TASE:KDST) (“Kadimastem”), whereby the parties will work to complete a business combination that will constitute a reverse merger into the Company by Kadimastem.

The resulting issuer that will exist upon completion of the Proposed Transaction will change its business from medical cannabis to biotechnology and, at the closing of the Proposed Transactions (the "Closing").

Kadimastem shareholders will hold 88% of the common shares of the Company (the “Resulting Issuer Shares”) and the shareholders of the Company will hold 12% of the Resulting Issuer Share. Parties may agree, in the Definitive Agreement, on a different structure of equity in lieu of the warrants with a similar result. The Proposed Transaction is an arm’s length transaction Prior to Closing, IMC's existing medical cannabis operation and other current activities in Israel and Germany (the "Legacy Business") will be restructured (the “Spin-Out”) as a contingent value right (the "CVR"). The CVR will entitle the holders thereof to receive net cash, equity, or other net value upon the sale of the Legacy Business.

The Legacy Business will be made available for potential sale to a third party for a period of up to 12 months from Closing (the "Record Date"). After the Record Date, any remaining Legacy Business in the CVR will be offered for sale through a tender process, subject to the terms of the best offer. The proceeds from the sale of the Legacy Business will be utilized to settle debts and distribute the remaining balance, if any, to CVR holders.

On February 28, 2024, Pursuant to the terms of the Term Sheet, a loan agreement was signed between IMC, a wholly owned subsidiary of the Company and Kadimastem. Accordingly, Kadimastem will provide a loan of up to US$650,000 to IMC, funded in two installments: US$300,000 upon signing the Loan Agreement and US$350,000 upon the execution of the definitive agreement regarding the Proposed Transaction (the "Loan").

The Loan accrues 9.00% interest per annum, for 12 months and is secured by the following collaterals and guarantees: (a) 10% of the proceeds derived from any operation sale under the CVR (“Charged Rights”), limited to the outstanding Loan Amount and expenses according to the Loan Agreement, accordingly IMC may, at its sole discretion, to record a second-ranked fixed charge over the Charged Rights or, alternatively, in case the existing pledges over the Charged Rights at the date of signing this Loan Agreement are subsequently discharged or removed, then the Borrower shall promptly record a first-ranking fixed charge over the Charged Assets with all applicable public records; provided that IMC shall not impose any new lien, mortgage, charge or pledge over the Charged Rights that did not exist on the date hereof, or any other liens, subject to customary exclusions; (b) IMC shall use its best efforts to record a first-ranking fixed charge over the assets of its subsidiary, R.A Yarok Pharm Ltd, in due course when applicable and as deemed appropriate; and (c) a personal guarantee by Mr. Oren Shuster, IMC’s CEO.

On May 28, 2024, the Company announced the termination of the preliminary term sheet signed on February 13, 2024 with Kadimastem Ltd. According to the separation agreement signed with Kadimastem, as a result of this termination, the loan provided to IMC by Kadimastem in a total amount of US$300,000 will be repaid together with 9% annual interest accrued thereon, in three installments by July 31st, 2024.

NASDAQ Compliance Notice

On August 1, 2023, the Company received written notification from Nasdaq (the “Notification Letter”) provided that the closing bid price of the Common Shares had fallen below US$1.00 per share over a period of 30 consecutive business days, with the result that the Company was not in compliance with the Minimum Share Price Listing Requirement. The Notification Letter provided that the Company has until January 16, 2024, being 180 calendar days following receipt of such notice to regain compliance with the Minimum Share Price Listing Requirement for a minimum of 10 consecutive business days.

On January 31, 2024, the Company announced that it has received a 180-calendar day extension, until July 29, 2024, from the Nasdaq Stock Market ("Nasdaq"), to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) (the "Bid Price Rule").

Tax on Premiums in Respect of Insurance Effected Outside Canada

By Notice of Assessment for Excise Tax dated October 23, 2023 and covering the period January 1, 2020 to December 31, 2020, IM Cannabis Corp. was assessed tax on insurance of $199, arrears interest of $36 and a failure to file penalty of $8 (collectively, the “2020 Assessment”).

By Notice of Assessment for Excise Tax dated October 23, 2023 and covering the period January 1, 2021 to December 31, 2021, IM Cannabis Corp. was assessed excise tax on insurance of $73, arrears interest of $2 and a failure to file penalty of $0.5 (collectively, the “2021 Assessment”).

On November 29, 2023, the Company filed Notices of Objection (Excise Tax Act) to the 2020 Assessment and the 2021 Assessment. The Company assess the filed Notices of Objection (Excise Tax Act) to be low to medium complexity.

On April 26, 2024, the Company received a letter from the CRA that the Notice of Assessment for Excise Tax that the Company objected to will be voided and no outstanding balance will be owed with respect to such assessments. Based on the forgoing, this matter has been resolved to the Company's satisfaction and the objections were finalized.

35 Oak Holdings Ltd – Statement of Complaint

On November 17, 2023, the Company received a copy of a Statement of Claim that was filed in the Ontario Superior Court of Justice in Canada by 35 Oak Holdings Ltd., MW Investments Ltd., 35 Oak Street Developments Ltd., Michael Wiener, Kevin Weiner, William Weiner, Lily Ann Goldstein-Weiner, in their capacity as trustees of the Weiner Family Foundation against the Company and its board of directors, Board and officers.

MYM Shareholder Plaintiffs claims that the MYM Defendants made misrepresentations in its disclosures prior to the Company's transaction with MYM in 2021. The MYM Shareholder Plaintiffs are claiming damages that amount to approximately $15,000 and aggravated, exemplary and punitive damages in the amount of $1,000.

The Company, together with some of the Defendants brought, on February 22, 2024, a preliminary motion to strike out several significant parts of the claim (the "Motion"). The Motion has not been scheduled by the court.

At this time, the Company's management is of the view that the Motion has merit and is likely to succeed in at least narrowing the scope of the claim against the Company, and that it may also result in certain of the claims against individuals being dismissed altogether, and if not dismissed narrowed in scope and complexity.

On June 17, 2024, an Amended Statement of Claim was filed in the Ontario Superior Court of Justice in Canada by the MYM Shareholder Plaintiffs.

The Company plans to vigorously defend itself against the allegations. At this stage, the Company management cannot assess the chances of the claim advancing or the potential outcome of these proceedings.

Oranim pharmacy

On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim for an aggregate consideration of approximately NIS 11,900 thousand (approximately $4,900), comprised of NIS 5,200 thousand (approximately $2,100) paid in cash upon signing, NIS 5,200 thousand (approximately $2,100) which agreed to be paid in cash on the first quarter of 2023 and NIS 1,500 thousand (approximately $700) in Common Shares.

As of April 2023, amendment was signed accordingly the remaining amount will be paid in six equal installments until February 2024.
As of December 31, 2023, the agreed amount to be paid was not exercised.

Through a new amendment signed January 10, 2024, all remaining unpaid installments has been postponed to April 15, 2024. All six installments (that remain unpaid) will incur a 15% interest charge. Failure to meet the remaining payments will result in the transfer of IMC Holdings Ltd. shares (51%) back to the seller, along with the revocation of the transaction.

On April 16, 2024, the Company announced that following a reconciliation between the parties regarding all remaining unpaid installments ($1,930) by the company, relating to the Oranim Pharmacy Acquisition completed on March 28, 2022, the parties have mutually agreed to deconsolidate the transaction. As a result, the Company shares (51%) were transferred back to the seller (see also note 9).

Exercise of Focus Option

On November 30, 2023, IMC Holdings acted to exercise its option to purchase the 74% interest in Focus held by Oren Shuster and Rafael Gabay by submitting a request to the IMCA which approved the transaction on February 25, 2024.
As of June 30, 2024, IMC Holdings holds 74% of Focus shares.

Legalization of Cannabis in Germany

Germany legalized cannabis on April 1, 2024, facilitating the access to medical cannabis prescriptions for patients and legalizing non-profit social clubs starting July 1, 2024

Credit facilities

a.
On April 17, 2024, one of the Company fully owned subsidiaries entered into a loan agreement with a non-financial institute in the amount of approximately $1,095. Such loan bear interest at an annual rate of 15% and mature 12 months from the date of issuance.

b.
On April 17, 2024, IMC Holdings signed an amendment to extend the loan agreement with a non- financial institute from April 18, 2024, to April 18, 2025, of approximately $660, with an annual interest rate of 17% with no additional fees associated.

Convertible Debenture Offering

In May 26, 2024, the Company has closed a non-brokered private placement of secured convertible debentures ("Debentures") of the Company for aggregate proceeds of $2,092. The Debentures were issued to holders of short-term loans and obligations owed by the Company or its wholly owned subsidiaries and were inclusive of a 10% extension fee in full settlement of such debt to the holders. The Debentures may be converted into common shares in the Company at a conversion price of $0.85 per Share. The Debentures will mature on May 26, 2025, and will not incur interest except in the event of default.

Israel Hamas war

On October 7, 2023, a war between the terror organization Hamas and Israel began. This war has an impact on the company's business operations. The company has suffered a negative impact since and there will be a potential positive effect in the medium to long term.

Change to Board of Directors

On June 5, 2024, Mr. Marc Lustig, a director of the Company and a Chairman of the Board of Directors, stepped down from his positions. The Board of Directors has appointed Oren Shuster, currently a director and CEO of IMC, as the new Chairman of the Board of Directors of IMC.

b.	Approval of consolidated financial statements:

These consolidated financial statements of the Company were authorized for issue by the board of directors on August 13, 2024.

c.	Definitions:

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

NIS	-	New Israeli Shekel